Income Taxes - Schedule of Components of Provision for Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Components of Provision for Income Taxes [Abstract]
Income tax expenses	$ 78,257	$ 148,935	$ 2,731
Deferred tax expenses (credit)	15,859	(4,518)
Total	$ 94,116	$ 144,417	$ 2,731